Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,158,000
Previously Paid Amount	0.00
Total Fee Amount	298.02
Total Offset Amount	0.00
Net Fee	298.02
Narrative - Max Aggregate Offering Price	$ 2,158,000
Final Prospectus	true